CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities
Net loss	$ (9,851,416)	$ (10,330,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	19,259	20,647
Non-cash interest expense	937,772	2,033,805
Change in fair value of derivative liability	1,384,422	253,347
Stock-based compensation expense	527,009	519,867
Loss on debt conversion	341,136
Changes in assets and liabilities:
Prepaid expenses and other current assets	(32,986)	(15,868)
Other assets	(25,000)	(5,333)
Accounts payable and accrued expenses	668,879	1,759,952
Deferred		880
Net Cash Used in Operating Activities	(6,030,925)	(5,762,975)
Cash Flows from Investing Activities
Purchase of property and equipment	(2,067)	(76,621)
Payment for equity transaction	(130,000)
Net Cash Used in Investing Activities	(132,067)	(76,621)
Cash Flows from Financing Activities
Financing lease principal payments	(1,021)
Deferred financing costs	(85,233)	(38,969)
Proceeds from issuance of convertible debt	4,300,000	6,000,000
Proceeds from stock subscription	1,000,000
Net Cash Provided by Financing Activities	5,213,746	5,961,031
Effect of changes in exchange rate on cash	(99)	524
Net (Decrease) / Increase in Cash, Cash Equivalents and Restricted Cash	(949,345)	121,959
Cash, cash equivalents and restricted cash at beginning of period	1,778,613	6,301,572
Cash, cash equivalents and restricted cash at end of period	829,268	6,423,531
Supplemental disclosure of cash and non-cash transactions:
Purchase of fixed assets by entering into capital lease		$ 63,855
Conversion of debt	13,061,029
Conversion of promissory note	907,502
Deferred transaction cost	1,937,100
Right of use asset related to the operating leases	363,093
Deferred equity issuance cost	$ 152,157